UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	02/28/2013

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2013 (Unaudited)

Common Stocks--95.3%	Shares		Value ($)
Brazil--16.4%
Banco Santander Brasil, ADS	3,316,820		24,245,954
Brasil Insurance Participacoes e Administracao	866,400		9,169,991
Cia Energetica de Minas Gerais, ADR	349,330		4,157,027
Diagnosticos da America	688,800		4,749,985
EDP - Energias do Brasil	1,428,600		8,668,024
Gerdau, ADR	956,830		7,960,826
Itau Unibanco Holding, ADR	1,186,146		20,947,338
JBS	2,459,800	a	8,524,921
Magnesita Refratarios	1,280,300		5,109,816
Petroleo Brasileiro, ADR	2,633,480		38,633,152
Petroleo Brasileiro, ADR, Cl. A	6,270		104,897
Porto Seguro	443,220		5,877,804
Sul America	649,146		6,188,433
Telefonica Brasil SA,
ADR	304,080		8,015,549
Vale, ADR	639,820		12,150,182
			164,503,899
China--13.6%
Anhui Conch Cement, Cl. H	1,226,500		4,483,377
Asia Cement China Holdings	2,839,500		1,534,053
Beijing Capital International Airport, Cl. H	5,154,000		4,053,768
BYD Electronic International	16,997,000		6,136,418
China Coal Energy, Cl. H	9,307,000		9,228,278
China Communications Services, Cl. H	7,058,000		4,413,753
China Construction Bank, Cl. H	18,626,809		15,371,032
China Life Insurance, Cl. H	2,923,000		8,781,513
China Railway Group, Cl. H	8,024,000		4,355,696
Datang International Power Generation, Cl. H	1,748,000		759,549
Dongfeng Motor Group, Cl. H	2,172,000		3,181,433
Guangzhou Automobile Group, Cl. H	12,869,603		10,719,691
Huaneng Power International, ADR	77,240		3,139,806
Huaneng Power International, Cl. H	1,291,600		1,328,971
Industrial & Commercial Bank of China, Cl. H	23,552,590		16,915,252
Lianhua Supermarket Holdings, Cl. H	9,238,000		8,504,735
PetroChina, ADR	7,940		1,087,621
PetroChina, Cl. H	7,104,000		9,764,382
PICC Property & Casualty, Cl. H	3,570,000		5,127,882
Sinotrans, Cl. H	30,352,500		5,909,572
Weiqiao Textile, Cl. H	7,629,600		3,974,365
Zhejiang Expressway, Cl. H	9,064,000		7,608,262
			136,379,409
Czech Republic--.5%
Komercni Banka	22,400		4,558,575
Hong Kong--6.1%
China Mobile	1,180,500		13,006,566

China Mobile, ADR	67,910		3,721,468
China Power International Development	15,038,872		4,847,746
COSCO Pacific	5,278,819		8,453,625
Global Bio-Chem Technology Group	33,658,980		3,862,563
iShares FTSE A50 China Index ETF	6,504,900		9,578,364
NWS Holdings	4,539,768		8,639,818
Shanghai Industrial Holdings	2,636,000		8,599,051
			60,709,201
Hungary--.5%
Richter Gedeon	29,370		4,489,915
India--10.8%
Bharat Heavy Electricals	3,024,100		11,180,529
Hindustan Petroleum	1,239,712		6,597,225
ICICI Bank, ADR	69,084		2,896,001
India Cements	5,677,369		8,832,763
Jubilant Life Sciences	1,183,781		3,682,657
NMDC	4,301,531		10,835,857
Oriental Bank of Commerce	1,244,815		6,291,001
Punjab National Bank	388,493		5,625,832
Reliance Industries	1,546,570		23,135,300
Rolta India	3,193,707		3,845,011
State Bank of India	324,730		12,365,922
Steel Authority of India	4,006,820		5,221,644
Sterlite Industries India	4,175,500		7,210,518
			107,720,260
Indonesia--1.1%
Aneka Tambang Persero	10,948,500		1,461,537
Bank Negara Indonesia Persero	11,885,500		5,657,712
Medco Energi Internasional	24,203,000		4,207,693
			11,326,942
Malaysia--1.0%
CIMB Group Holdings	937,400		2,183,880
Genting	2,660,000		8,168,063
			10,351,943
Mexico--1.8%
America Movil, ADR, Ser. L	404,370		8,447,289
Consorcio ARA	7,354,100	a	2,857,628
Desarrolladora Homex, ADR	600,134	a	7,141,595
			18,446,512
Poland--.8%
Asseco Poland	290,734		3,950,329
Bank Pekao	88,973		4,491,776
			8,442,105
Russia--5.4%
Gazprom, ADR	2,715,060		24,164,034
Lukoil, ADR	157,315		10,178,280
Pharmstandard, GDR	533,664	a	10,849,389
Sberbank of Russia, ADR	89,250		1,230,757
VimpelCom, ADR	639,580		7,636,585
			54,059,045
South Africa--5.7%
ABSA Group	240,856		4,341,842

Adcock Ingram Holdings	1,022,890		6,340,865
Anglo American Platinum	201,000		9,476,504
JD Group	1,664,143		7,247,765
Murray & Roberts Holdings	3,634,712	a	10,084,326
Standard Bank Group	1,147,279		14,825,893
Telkom	2,654,932	a	4,476,722
			56,793,917
South Korea--19.0%
Hite Jinro	208,355	a	6,561,453
Hyundai Development	324,650	a	7,420,486
KB Financial Group	585,720		21,366,278
KB Financial Group, ADR	20,398		722,701
Kia Motors	138,165		7,132,661
Korea Electric Power	723,745	a	21,822,801
Korea Electric Power, ADR	60,280		901,789
Korea Exchange Bank	422,040	a	2,962,163
KT	12,200		403,352
KT, ADR	284,650		4,605,637
LG Electronics	187,234		13,539,050
Mando	55,289		6,688,855
Mirae Asset Securities	205,310		8,238,376
NongShim	17,875		4,754,231
POSCO	33,021		10,780,065
POSCO, ADR	12,900		1,040,901
Samsung Electronics	14,847		21,170,335
Samsung Fire & Marine Insurance	71,784		15,114,863
Shinhan Financial Group	276,770		10,901,337
Shinsegae	56,709		11,862,109
SK Telecom	40,188		6,624,854
SK Telecom, ADR	142,030		2,580,685
Tongyang Life Insurance	294,155		2,988,207
			190,183,189
Taiwan--8.9%
Chinatrust Financial Holding	15,577,729		9,215,416
First Financial Holding	11,688,000		7,446,217
Hon Hai Precision Industry	7,363,018		20,277,369
Nan Ya Printed Circuit Board	6,117,220		7,000,476
Novatek Microelectronics	225,000		940,455
Powertech Technology	3,494,000		5,082,032
Siliconware Precision Industries	4,623,000		4,963,260
Siliconware Precision Industries, ADR	495,310		2,620,190
Simplo Technology	898,000		3,980,483
SinoPac Financial Holdings	3,881,736		1,766,418
Taiwan Semiconductor Manufacturing	1,565,638		5,514,947
Tatung	6,957,380	a	1,873,813
Transcend Information	1,796,940		5,118,279
United Microelectronics	23,112,445		8,647,739
Young Fast Optoelectronics	2,146,504		4,066,321
			88,513,415
Thailand--.8%
Bangkok Bank	1,033,060		8,056,132
Turkey--1.0%

Asya Katilim Bankasi	2,521,620	a	3,097,968
Turk Sise ve Cam Fabrikalari	459,440		750,898
Turkcell Iletisim Hizmetleri	45,714	a	303,684
Turkcell Iletisim Hizmetleri, ADR	93,950	a	1,551,114
Turkiye Garanti Bankasi	641,740		3,068,051
Turkiye Halk Bankasi	160,490		1,588,082
			10,359,797
United Arab Emirates--.7%
Emaar Properties	4,745,680		6,847,837

United Kingdom--.7%
African Barrick Gold	1,195,471		4,766,142
JKX Oil & Gas	1,754,871	a	1,790,359
			6,556,501
United States--.5%
iShares MSCI Emerging Markets Index Fund	118,930		5,138,965
Total Common Stocks
(cost $1,002,016,554)			953,437,559

Preferred Stocks--1.7%
Brazil--.5%
Gerdau	163,300		1,357,121
Itau Unibanco Holding	196,800		3,486,802
			4,843,923
South Korea--1.2%
Samsung Electronics	14,798		12,026,172
Total Preferred Stocks
(cost $16,633,317)			16,870,095
	Number of
Rights--.0%	Rights		Value ($)
Taiwan
Chinatrust Financial Holding
(cost $110,750)	1,338,249	a	115,030

Other Investment--1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $16,110,000)	16,110,000	[b]	16,110,000

Total Investments (cost $1,034,870,621)	98.6%		986,532,684
Cash and Receivables (Net)	1.4%		13,986,518
Net Assets	100.0%		1,000,519,202

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 28, 2013, net unrealized depreciation on investments was $48,337,937 of which $111,475,219 related to appreciated investment securities and $159,813,156 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	28.4
Information Technology	12.9
Energy	12.8
Materials	9.2
Industrial	7.7
Consumer Discretionary	7.1
Telecommunication Services	6.6
Utilities	4.6
Consumer Staples	3.2
Health Care	3.0
Money Market Investment	1.6
Exchange-Traded Funds	1.5
98.6

†	Based on net assets.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	938,720,230	-	-	938,720,230
Exchange Traded Funds	14,717,329	-	-	14,717,329
Mutual Funds	16,110,000	-	-	16,110,000
Preferred Stocks+	16,870,095	-	-	16,870,095
Rights+	115,030	-	-	115,030

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)